Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-40237
Entity Registrant Name	Gain Therapeutics, Inc.
Entity Central Index Key	0001819411
Entity Tax Identification Number	85-1726410
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	500-1556
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GANX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false